UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
ANNUAL REPORT
March 31, 2023
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

Thematic Beta ETFs | Annual Report 2023
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 6
Columbia Emerging Markets Consumer ETF
Fund at a Glance 8
Manager Discussion of Fund Performance 10
Columbia India Consumer ETF
Fund at a Glance 12
Manager Discussion of Fund Performance 14
Understanding Your Fund’s Expenses 16
Portfolio of Investments 17
Statement of Assets and Liabilities 28
Statement of Operations 29
Statement of Changes in Net Assets 30
Financial Highlights 32
Notes to Financial Statements 35
Report of Independent Registered Public Accounting Firm 47
Federal Income Tax Information 48
Trustees and Officers 49
Liquidity Risk Management Program 56
Additional Information 57

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended March 31, 2023)
Inception 1 Year 5 Years Life
Market Price 09/02/15 -9.43 1.27 7.37
Net Asset Value 09/02/15 -10.15 1.51 7.36
Beta Thematic Emerging Markets
ex-China Index -10.91 1.42 6.91
MSCI Emerging Markets Index (Net) -10.70 -0.91 5.26

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (September 2, 2015 — March 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Country breakdown (%) (at March 31, 2023 )
Australia 0.5
Brazil 8.9
Chile 0.6
China 0.2
Colombia 0.2
Czech Republic 0.3
Hungary 0.4
India 17.0
Indonesia 3.3
Kuwait 1.1
Malaysia 2.8
Mexico 4.7
Philippines 1.5
Poland 0.9
Russia 0.0
(a)
South Africa 6.0
South Korea 18.8
Taiwan 27.5
Thailand 4.2
Turkey 0.9
United States
(b)
0.2
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 5
Equity sector breakdown (%) (at March 31, 2023)
Communication Services 5 .8
Consumer Discretionary 6 .0
Consumer Staples 6 .3
Energy 5 .9
Financials 23 .9
Health Care 1 .9
Industrials 6 .2
Information Technology 30 .7
Materials 10 .4
Real Estate 0 .4
Utilities 2 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia EM Core ex-China ETF (XCEM)
(Unaudited)
6 Thematic Beta ETFs | Annual Report 2023
For the 12-month period that ended March 31, 2023, the Fund returned -10.15% based on net asset value (NAV) and
-9.43% based on market price. The Beta Thematic Emerging Markets ex-China Index, the Fund’s tracking index, returned
-10.91% and the MSCI Emerging Markets Index (Net) (the Index) returned -10.70% during the same time period.
The Fund’s NAV on March 31, 2022 was $30.73, and it ended the annual period on March 31, 2023 with an NAV of
$26.96. The Fund’s market price on March 31, 2023 was $27.05 per share.
Market overview
Emerging markets equities significantly underperformed both U.S. and international developed market equities during the annual period that ended March 31, 2023. The MSCI Emerging Markets Index (Net) returned -10.70% during the same period.
Through the first half of the annual period, from April through September 2022, emerging markets equities fell significantly. Worse than expected U.S. inflation triggered concerns globally about tighter monetary policy, as the U.S.
Federal Reserve (Fed) raised interest rates four times in these months. Investor sentiment worsened at the prospect of a global recession. Also, the U.S. dollar soared against many emerging markets currencies, raising the likelihood of higher input costs and inflation for exporters with a dollar cost base. Equity indices in commodity-dependent countries were hit particularly hard as commodity prices tumbled.
Emerging markets equities then rose during the second half of the annual period. Sentiment was supported by China’s relaxation of its hardline approach to managing COVID-19 and the resulting reopening of its economy, as well as by the prospect of slower monetary policy tightening by the Fed amid signs of easing inflation. The collapse of two mid-sized
U.S. banks in March 2023 impacted global financial stability and resulted in a sell-off in equity markets globally. However, emerging markets equities subsequently rebounded given positive China sentiment amid optimism in the internet space and state-owned enterprise reform. Dissipating contagion concerns from the banking collapse proved a further tailwind.
For the annual period overall, Colombia, the United Arab Emirates and Qatar, each highly commodity-sensitive economies, were the weakest performing emerging markets equity markets, followed by South Africa and Poland. Conversely, the equity markets of Ireland and Turkey were, by far, the strongest performers within the Index during the annual period, followed at some distance by Greece, the Czech Republic and Mexico, each enjoying solid positive absolute returns within the Index during the annual period. Of the major emerging markets equity markets, it is worth noting that the equity markets of China, India, Taiwan, South Korea and Brazil each posted a negative absolute return, with China the only of these to outpace the Index during the annual period. From a sector perspective, all 11 sectors of the Index generated negative absolute returns during the annual period. Real estate, materials and utilities were weakest, and consumer staples, energy and consumer discretionary were least weak during the annual period.
The Fund’s notable contributors during the period
Constituents in the financials, information technology and consumer staples sectors contributed most positively to the
Fund’s returns during the annual period.
From a country perspective, constituents in India and Taiwan and not having any exposure to constituents in Saudi
Arabia contributed most positively to the Fund’s results during the annual period.
Having out-of-Index positions in India-based multinational bank and financial services company ICICI Bank Ltd.
Sponsored ADR, India-based bank and financial services company HDFC Bank Ltd. Sponsored ADR and Thailand-based electronic equipment and components manufacturer Delta Electronics (Thailand) Public Co. Ltd. NVDR and having overweighted positions in South Africa-based Internet content and information company Naspers Ltd. (Class N) and
Turkey-based petroleum refiner Turkiye Petrol Rafinerileri A.S. contributed most positively. Each of these companies generated a positive absolute return during the annual period.
The Fund’s notable detractors during the period
Constituents in communication services, health care and industrials detracted most from the Fund’s returns during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia EM Core ex-China ETF (XCEM)
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 7
From a country perspective, constituents in Brazil and not having any exposure to constituents in Hong Kong and
Ireland detracted most from returns during the annual period.
Having no positions in e-commerce and diversified media company Tencent Holdings Ltd., search engine and web services company Baidu Inc. Sponsored ADR (Class A) and e-commerce platform PDD Holdings Inc. (Class A) — each a China-based company — detracted most. Having an out-of-Index position in India-based software and technology services provider Infosys Ltd. Sponsored ADR and having an overweighted position in South Korea-based Internet conglomerate NAVER Corp. also detracted. Tencent Holdings Ltd., Baidu Inc. (Class A) and PDD Holdings Inc.
Sponsored ADR each posted a positive absolute return during the annual period. Infosys Ltd. and NAVER Corp. each generated a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index . The Fund may not track its index with the same degree of accuracy as would a fund replicating (or investing in) the entire index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund’s shares are listed on an exchange , there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover , which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Annual Report 2023
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans
TM
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
S&P DJI made changes to the Index’s name (formerly, the Dow Jones Emerging Markets Consumer Titans
30TM Index) and construction methodology that went into effect March 18, 2019 (the Index Change
Date). Thus, the Index and Fund returns prior to the Index Change Date relate to the Index’s construction methodology (and the Fund’s tracking thereof) in effect prior to the Index Change Date.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended March 31, 2023)
Inception 1 Year 5 Years 10 Years
Market Price 09/14/10 -0.95 -3.81 -1.55
Net Asset Value 09/14/10 -1.93 -3.66 -1.51
Dow Jones Emerging Markets
Consumer Titans™ Index -1.36 -2.95 -0.58
MSCI Emerging Markets Index (Net) -10.70 -0.91 2.00

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 9
Performance of a hypothetical $10,000 investment (March 31, 2013 — March 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made during the stated time period and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only. There is no guarantee similar results can be achieved.
Country breakdown (%) (at March 31, 2023 )
Brazil 4.0
China 45.8
Greece 0.6
India 18.3
Indonesia 3.1
Kuwait 0.9
Mexico 3.1
Russia 0.0
(a)
Saudi Arabia 4.8
South Africa 2.7
Taiwan 12.0
Thailand 3.1
United Arab Emirates 1.6
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
Equity sector breakdown (%) (at March 31, 2023)
Communication Services 32.5
Consumer Discretionary 39.4
Consumer Staples 28.1
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Emerging Markets Consumer ETF (ECON)
(Unaudited)
10 Thematic Beta ETFs | Annual Report 2023
For the 12-month period that ended March 31, 2023, the Fund returned -1.93% based on net asset value (NAV) and
-0.95% based on market price. The Dow Jones Emerging Markets Consumer Titans
TM
Index, the Fund’s tracking index,
returned -1.36% and the MSCI Emerging Markets Index (Net) (the Index) returned -10.70% during the same time period.
The Fund’s NAV on March 31, 2022 was $21.33, and it ended the annual period on March 31, 2023 with an NAV of
$20.50. The Fund’s market price on March 31, 2023 was $20.47 per share.
Market overview
Emerging markets equities significantly underperformed both U.S. and international developed market equities during the annual period that ended March 31, 2023. The MSCI Emerging Markets Index (Net) returned -10.70% during the same period.
Through the first half of the annual period, from April through September 2022, emerging markets equities fell significantly. Worse than expected U.S. inflation triggered concerns globally about tighter monetary policy, as the U.S.
Federal Reserve (Fed) raised interest rates four times in these months. Investor sentiment worsened at the prospect of a global recession. Also, the U.S. dollar soared against many emerging markets currencies, raising the likelihood of higher input costs and inflation for exporters with a dollar cost base. Equity indices in commodity-dependent countries were hit particularly hard as commodity prices tumbled.
Emerging markets equities then rose during the second half of the annual period. Sentiment was supported by China’s relaxation of its hardline approach to managing COVID-19 and the resulting reopening of its economy, as well as by the prospect of slower monetary policy tightening by the Fed amid signs of easing inflation. The collapse of two mid-sized
U.S. banks in March 2023 impacted global financial stability and resulted in a sell-off in equity markets globally. However, emerging markets equities subsequently rebounded given positive China sentiment amid optimism in the internet space and state-owned enterprise reform. Dissipating contagion concerns from the banking collapse proved a further tailwind.
For the annual period overall, Colombia, the United Arab Emirates and Qatar, each highly commodity-sensitive economies, were the weakest performing emerging markets equity markets, followed by South Africa and Poland. Conversely, the equity markets of Ireland and Turkey were, by far, the strongest performers within the Index during the annual period, followed at some distance by Greece, the Czech Republic and Mexico, each enjoying solid positive absolute returns within the Index during the annual period. Of the major emerging markets equity markets, it is worth noting that the equity markets of China, India, Taiwan, South Korea and Brazil each posted a negative absolute return, with China the only of these to outpace the Index during the annual period. From a sector perspective, all 11 sectors of the Index generated negative absolute returns during the annual period. Real estate, materials and utilities were weakest, and consumer staples, energy and consumer discretionary were least weak during the annual period.
The Fund’s notable contributors during the period
Having exposure to constituents in the consumer staples and consumer discretionary sectors and not having any exposure to constituents in the financials sector contributed most positively to the Fund’s returns during the annual period.
From a country perspective, constituents in India, China and Taiwan contributed most positively to the Fund’s returns during the annual period.
Having overweight positions in India-based diversified conglomerate ITC Ltd., British-owned India-based consumer goods company Hindustan Unilever Ltd., China’s largest restaurant company Yum China Holdings, Inc. and Taiwan-
based food manufacturer and processor Uni-President Enterprises Corp. and having an out-of-Index position in India-
based automobile manufacturer Mahindra & Mahindra Ltd. Sponsored GDR RegS contributed most positively. Each of these companies generated a positive absolute return during the annual period.
The Fund’s notable detractors during the period
Having no exposure to constituents in the energy, industrials and health care sectors detracted most from the Fund’s returns during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Emerging Markets Consumer ETF (ECON)
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 11
From a country perspective, constituents in the United Arab Emirates, Brazil and South Africa detracted most from returns during the annual period.
Overweight positions in Brazil-based energy distribution company Vibra Energia SA, United Arab Emirates-
based telecommunications company Emirates Telecommunications Group Company PJSC, South Africa-based telecommunication services company Vodacom Group Ltd. and Brazil-based telecommunications company Telefonica
Brasil SA and having an out-of-Index position in China-based e-commerce company JD.com Inc. (Class A) Sponsored
ADR detracted most. Each posted a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index . There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange , there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover , which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. The Fund has investment exposure to Chinese companies through legal structures known as variable interest entities (VIEs) in which the Fund holds only contractual rights (rather than equity ownership) in the company. VIEs are subject to breach of such contract and uncertainty over the legitimacy and regulation of VIEs which could adversely affect the value of VIE investments.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
12 Thematic Beta ETFs | Annual Report 2023
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended March 31, 2023)
Inception 1 Year 5 Years 10 Years
Market Price 08/10/11 -1.14 2.66 9.10
Net Asset Value 08/10/11 -2.38 2.81 9.09
Indxx India Consumer Index -0.54 4.42 10.76
MSCI India Index (Net) -12.17 6.15 7.00

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 13
Performance of a hypothetical $10,000 investment (March 31, 2013 — March 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made during the stated time period, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only. There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at March 31, 2023)
Consumer Discretionary 53 .2
Consumer Staples 46 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia India Consumer ETF (INCO)
(Unaudited)
14 Thematic Beta ETFs | Annual Report 2023
For the 12-month period that ended March 31, 2023, the Fund returned -2.38% based on net asset value (NAV) and
-1.14% based on market price. The Indxx India Consumer Index, the Fund’s tracking index, returned -0.54% and the MSCI
India Index (Net) (the Index) returned -12.17% during the same time period.
The Fund’s NAV on March 31, 2022 was $50.13, and it ended the annual period on March 31, 2023 with an NAV of
$44.38. The Fund’s market price on March 31, 2023 was $44.41 per share.
Market overview
The Indian equity market struggled during the annual period ended March 31, 2023. The MSCI India Index (Net) returned
-12.17%, underperforming the -10.70% return of the MSCI Emerging Markets Index (Net). The Indian equity market also underperformed most global developed markets equity markets, with the MSCI World Index (Net) posting a return of
-7.02% for the annual period.
The Indian equity market performed poorly in the first months of the annual period, falling after the Reserve Bank of
India (RBI) raised interest rates for the first time in four years in an effort to control inflation and support the rupee. The
Indian currency had weakened significantly in the first half of 2022 amid concerns surrounding the country’s growing trade deficit. India’s equity market was then one of the best emerging markets performers in the third quarter of 2022.
Second quarter 2022 Gross Domestic Product (GDP) reports showed the Indian economy had bounced back strongly from COVID-19. The RBI raised interest rates again. Investors were further encouraged by data indicating that consumer inflation had fallen for three consecutive months. The Indian equity market was subsequently among the weakest within the emerging markets equity universe through the second half of the annual period, despite inflation continuing to cool. Indeed, retail prices declined in November 2022 to 5.9%, within the RBI’s upper target of 6% for the first time since December 2021. The RBI raised interest rates again in the fourth quarter of 2022 but then decided to keep them unchanged in the early months of 2023.
Separately, consumption in India moderated, especially in lower income sectors of the economy as inflation, though decreasing, remained high. However, there began to be some pick-up in nominal wage growth in rural India. Also supportive of positive investor sentiment was India’s GDP growth rate, with the latest figures showing a 7.2% growth rate in the first quarter of 2023, a significant improvement from the 5.3% growth rate seen in the same period one year prior. Several government stimulus measures, including reduced corporate tax rates and the announcement of a new infrastructure investment plan, were welcomed by the markets.
For the annual period as a whole, the consumer discretionary and consumer staples sectors were the two strongest sectors within the MSCI India Index (Net).
The Fund’s notable contributors during the period
Having exposure to constituents in the consumer staples and consumer discretionary sectors and not having any exposure to constituents in the information technology sector contributed most positively to the Fund’s returns during the annual period.
Overweight positions in motorcycle manufacturer TVS Motor Co. Ltd., consumer goods company Tata Consumer
Products Ltd., packaged food company Britannia Industries Ltd. and diversified watches and fashion accessories manufacturer Titan Co. Ltd. and having an out-of-Index position in automotive products manufacturer Bosch Ltd.
contributed most positively. Each of these companies, except Titan Co. Ltd., posted a positive absolute return during the annual period. Titan Co. Ltd. generated a negative absolute return but still outperformed the Index during the annual period.
The Fund’s notable detractors during the period
Having no exposure to constituents in financials and industrials detracted most from the Fund’s returns—the only two sectors to dampen results during the annual period.
Having overweight positions in consumer goods company Hindustan Unilever Ltd., restaurant aggregator and food delivery company Zomato Ltd. and automobile manufacturer Mahindra & Mahindra Ltd. and having out-of-Index

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia India Consumer ETF (INCO)
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 15
positions in beauty, personal care and fashion products e-commerce retailer FSN E-Commerce Ventures Ltd. and automotive systems and components manufacturer Sona BLW Precision Forgings detracted most.
FSN E-Commerce Ventures Ltd., Zomato Ltd. and Sona BLW Precision Forgings each posted a double-digit negative absolute return during the annual period.
Hindustan Unilever Ltd. and Mahindra & Mahindra Ltd. each generated a double-digit positive return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index . There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Concentration in the India region , where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange , there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover , which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
16 Thematic Beta ETFs | Annual Report 2023
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended March 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
October 1, 2022 — March 31, 2023
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 1,170.00 1,024.13 0.87 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 1,081.00 1,022.49 2.54 2.47 0.49
Columbia India Consumer ETF 1,000.00 1,000.00 942.90 1,021.19 3.63 3.78 0.75

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
March 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2023 17
Common Stocks - 95.8%
Issuer Shares Value ($)
Australia - 0.5%
AngloGold Ashanti Ltd. 36,950 898,421
Brazil - 5.9%
3R PETROLEUM OLEO E GAS SA
(a)
19,210 111,655
Ambev SA 143,856 406,579
Americanas SA
(a)
1,325 261
B3 SA - Brasil Bolsa Balcao 463,673 946,505
Banco BTG Pactual SA 161,731 626,796
Banco do Brasil SA 140,462 1,083,471
Banco Santander Brasil SA 167,590 885,836
Caixa Seguridade Participacoes S/A 89,496 155,331
Cia Siderurgica Nacional SA 65,409 199,184
Embraer SA
(a)
82,215 337,113
Hapvida Participacoes e Investimentos
SA
(a),(b)
313,225 161,856
Localiza Rent a Car SA 27,983 294,718
Lojas Renner SA 52,811 172,591
Magazine Luiza SA
(a)
36,399 23,762
Natura & Co. Holding SA 2,116 5,509
Pet Center Comercio e Participacoes SA 80,712 98,696
Petro Rio SA
(a)
35,360 217,520
Rede D'Or Sao Luiz SA
(b)
22,628 94,792
Suzano SA 42,144 345,780
TOTVS SA 42,358 235,255
Vale SA 197,471 3,127,054
WEG SA 80,401 643,018
Total 10,173,282
Chile - 0.3%
Empresas Copec SA 75,765 537,612
China - 0.2%
Silergy Corp. 17,548 276,353
Colombia - 0.2%
Grupo Argos SA/Colombia 959 1,871
Grupo de Inversiones Suramericana SA 28,141 244,307
Interconexion Electrica SA ESP 28,888 93,931
Total 340,109
Czech Republic - 0.2%
CEZ AS 4,268 207,584
Komercni Banka AS 6,718 223,064
Total 430,648
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 14,181 103,861
OTP Bank Nyrt 12,722 362,743
Richter Gedeon Nyrt 8,252 172,660
Total 639,264
India - 16.9%
Adani Ports & Special Economic Zone Ltd. 66,044 507,811
Adani Power Ltd.
(a)
38,036 88,677
Axis Bank Ltd. 140,251 1,465,099
Bandhan Bank Ltd.
(a),(b)
35,352 84,205
Bharat Petroleum Corp. Ltd. 35,163 147,314
Bharti Airtel Ltd. 111,561 1,016,752
BSE Ltd. 13,171 69,066
Cipla Ltd. 32,233 353,187
Coal India Ltd. 101,874 264,842
HDFC Bank Ltd. ADR 69,536 4,635,965
HDFC Life Insurance Co. Ltd.
(b)
35,752 217,168
Hindalco Industries Ltd. 59,041 291,209
ICICI Bank Ltd. ADR 187,171 4,039,150
IDBI Bank Ltd.
(a)
368,421 201,733
Indian Hotels Co. Ltd. 69,045 272,500
Common Stocks (continued)
Issuer Shares Value ($)
IndusInd Bank Ltd. 34,722 451,208
Infosys Ltd. ADR 193,480 3,374,291
ITC Ltd. 340,717 1,589,937
Jubilant Foodworks Ltd. 34,111 182,670
Kotak Mahindra Bank Ltd. 68,481 1,443,949
NTPC Ltd. 189,441 403,628
Oil & Natural Gas Corp. Ltd. 157,215 288,958
Power Grid Corp of India Ltd. 115,543 317,319
Reliance Industries Ltd. GDR
(b)
67,071 3,779,451
State Bank of India GDR 19,348 1,224,728
Tata Motors Ltd.
(a)
155,457 795,988
Tata Power Co. Ltd. (The) 84,347 195,261
Tata Steel Ltd. 371,422 472,286
Vedanta Ltd. 159,294 531,965
Vodafone Idea Ltd.
(a)
1,056,064 74,531
Wipro Ltd. 77,650 345,106
Zee Entertainment Enterprises Ltd. 66,028 170,528
Zomato Ltd.
(a)
165,469 102,685
Total 29,399,167
Indonesia - 3.3%
PT Adaro Energy Indonesia Tbk 821,891 158,957
PT Astra International Tbk 1,639,529 656,052
PT Bank Central Asia Tbk 3,887,514 2,268,548
PT Bank Jago Tbk
(a)
434,381 70,106
PT Bank Mandiri Persero Tbk 2,054,588 1,414,760
PT Bank Rakyat Indonesia Persero Tbk 56,711 17,890
PT Elang Mahkota Teknologi Tbk 977,711 51,512
PT Merdeka Copper Gold Tbk
(a)
536,539 149,928
PT Telkom Indonesia Persero Tbk 3,588,975 971,772
Total 5,759,525
Kuwait - 1.1%
Agility Public Warehousing Co KSC 121,648 246,190
Gulf Bank KSCP 214,400 208,216
Humansoft Holding Co KSC
(a)
18,078 229,237
Kuwait Finance House KSCP 196,392 528,662
Kuwait Telecommunications Co. 134,158 266,261
National Bank of Kuwait SAKP 114,799 395,072
Total 1,873,638
Malaysia - 2.8%
CIMB Group Holdings Bhd 92,740 111,603
Dialog Group Bhd 798,817 427,243
Genting Malaysia Bhd 267,775 160,817
IHH Healthcare Bhd 673,224 877,289
Inari Amertron Bhd 370,661 206,646
Malayan Banking Bhd 178,740 347,151
Malaysia Airports Holdings Bhd
(a)
17,100 26,314
Petronas Dagangan Bhd 155,995 754,432
Public Bank Bhd 130,414 118,222
Sime Darby Plantation Bhd 55,100 53,321
Tenaga Nasional Bhd 821,699 1,718,817
Top Glove Corp. Bhd
(a)
313,800 66,849
Total 4,868,704
Mexico - 4.6%
America Movil SAB de CV Series B 365,893 383,604
Arca Continental SAB de CV 33,804 306,363
Cemex SAB de CV Series CPO
(a)
900,159 493,053
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
36,635 45,043
Fomento Economico Mexicano SAB de CV
Series UBD 75,471 718,095

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Thematic Beta ETFs | Annual Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Grupo Aeroportuario del Centro Norte SAB
de CV 24,386 271,830
Grupo Aeroportuario del Pacifico SAB de CV
Class B 20,672 401,407
Grupo Aeroportuario del Sureste SAB de CV
Class B 9,785 298,720
Grupo Bimbo SAB de CV Series A 193,659 972,585
Grupo Financiero Banorte SAB de CV Class
O 132,199 1,112,153
Grupo Mexico SAB de CV Series B 227,449 1,074,891
Grupo Televisa SAB Series CPO 52,684 55,643
Prologis Property Mexico SA de CV 76,886 277,677
Regional SAB de CV 25,293 192,863
Wal-Mart de Mexico SAB de CV 371,358 1,481,442
Total 8,085,369
Philippines - 1.5%
ACEN Corp.
(a)
1,200,714 135,167
Ayala Corp. 35,905 429,288
Ayala Land, Inc. 363,843 177,354
International Container Terminal Services,
Inc. 14,680 57,624
JG Summit Holdings, Inc. 182,277 160,601
Manila Electric Co. 96,457 551,791
SM Investments Corp. 58,042 949,128
SM Prime Holdings, Inc. 307,626 185,600
Total 2,646,553
Poland - 0.9%
Powszechna Kasa Oszczednosci Bank
Polski SA 95,818 634,331
Powszechny Zaklad Ubezpieczen SA 112,991 920,074
Total 1,554,405
Russia - 0.0%
Gazprom PJSC
(c),(d),(e)(f)
251,024 0
LUKOIL PJSC
(c),(d),(e)
14,277 0
MMC Norilsk Nickel PJSC ADR
(a),(c),(d),(e)
19,108 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
South Africa - 5.9%
Absa Group Ltd. 19,084 195,524
Anglo American Platinum Ltd. 5,277 283,740
Bid Corp. Ltd. 45,757 1,027,711
Bidvest Group Ltd. (The) 68,164 973,601
Capitec Bank Holdings Ltd. 3,873 368,405
FirstRand Ltd. 410,081 1,395,558
Gold Fields Ltd. 59,318 792,356
Harmony Gold Mining Co. Ltd. 41,662 171,838
Impala Platinum Holdings Ltd. 43,208 398,972
Mr Price Group Ltd. 15,228 123,764
MTN Group Ltd.
(a)
88,356 634,789
Naspers Ltd. Class N 10,046 1,864,511
Sasol Ltd. 26,560 359,273
Shoprite Holdings Ltd. 78,661 985,385
Sibanye Stillwater Ltd. 164,580 339,781
Standard Bank Group Ltd. 32,401 315,582
Thungela Resources Ltd. 8,747 99,659
Total 10,330,449
South Korea - 18.7%
Celltrion Healthcare Co. Ltd. 5,113 236,435
Celltrion, Inc. 7,428 854,718
DB HiTek Co. Ltd. 5,681 315,502
Doosan Enerbility Co. Ltd.
(a)
20,510 267,827
Common Stocks (continued)
Issuer Shares Value ($)
Ecopro BM Co. Ltd. 550 94,846
Hana Financial Group, Inc. 27,233 851,391
HLB, Inc.
(a)
5,773 154,097
HMM Co. Ltd. 22,815 356,635
HYBE Co. Ltd.
(a)
2,092 303,552
Hyundai Mobis Co. Ltd. 4,004 664,335
Hyundai Motor Co. 9,263 1,312,765
Kakao Corp. 18,708 878,027
KakaoBank Corp. 11,502 213,368
KB Financial Group, Inc. 30,694 1,123,454
Kia Corp. 17,386 1,081,742
Krafton, Inc.
(a)
1,316 185,494
L&F Co. Ltd. 982 236,477
LG Chem Ltd. 2,095 1,145,785
LG Electronics, Inc. 10,320 914,004
LG Energy Solution Ltd.
(a)
1,324 593,936
LG Innotek Co. Ltd. 510 105,968
NAVER Corp. 8,259 1,281,498
POSCO Holdings, Inc. 5,384 1,521,920
Samsung Electro-Mechanics Co. Ltd. 8,524 999,819
Samsung Electronics Co. Ltd. 220,865 10,857,902
Samsung Engineering Co. Ltd.
(a)
10,455 254,579
Samsung SDI Co. Ltd. 3,359 1,896,428
Shinhan Financial Group Co. Ltd. 39,072 1,060,948
SK Hynix, Inc. 28,898 1,966,711
SK Innovation Co. Ltd.
(a)
2,413 332,267
SK Telecom Co. Ltd. 4,632 171,852
Wemade Co. Ltd. 1,807 69,679
Woori Financial Group, Inc. 16,360 143,386
Total 32,447,347
Taiwan - 27.3%
Accton Technology Corp. 19,538 204,701
Acer, Inc. 224,107 207,196
Advantech Co. Ltd. 18,646 227,200
Alchip Technologies Ltd. 4,666 190,027
ASE Technology Holding Co. Ltd. 108,758 401,848
Asia Vital Components Co. Ltd. 46,992 217,616
Asustek Computer, Inc. 21,300 190,631
AUO Corp. 422,331 255,223
Catcher Technology Co. Ltd. 98,577 615,145
Cathay Financial Holding Co. Ltd. 127,462 174,987
Chailease Holding Co. Ltd. 39,979 293,466
Chang Hwa Commercial Bank Ltd. 1,352,475 770,685
China Airlines Ltd. 131,571 84,264
China Development Financial Holding Corp. 328,044 135,215
China Steel Corp. 827,055 839,346
Chipbond Technology Corp. 434,380 988,670
Chunghwa Telecom Co. Ltd. 353,321 1,386,710
CTBC Financial Holding Co. Ltd. 1,357,202 973,967
Delta Electronics, Inc. 73,382 725,445
E Ink Holdings, Inc. 30,891 187,188
E.Sun Financial Holding Co. Ltd. 337,148 280,149
eMemory Technology, Inc. 4,903 299,518
Eva Airways Corp. 329,396 290,477
Far Eastern New Century Corp. 1,072,579 1,102,610
Far EasTone Telecommunications Co. Ltd. 343,965 849,533
Faraday Technology Corp. 17,766 114,657
Formosa Chemicals & Fibre Corp. 202,321 459,164
Formosa Petrochemical Corp. 198,064 552,933
Formosa Plastics Corp. 356,797 1,075,752
Fubon Financial Holding Co. Ltd. 158,106 293,390
Gigabyte Technology Co. Ltd. 40,666 178,304

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2023 19
Common Stocks (continued)
Issuer Shares Value ($)
Hon Hai Precision Industry Co. Ltd. 602,495 2,057,952
Innolux Corp. 527,490 251,206
Largan Precision Co. Ltd. 7,092 506,613
Lite-On Technology Corp. 102,477 246,706
Makalot Industrial Co. Ltd. 81,428 577,665
MediaTek, Inc. 69,421 1,794,378
Mega Financial Holding Co. Ltd. 210,859 228,536
Nan Ya Plastics Corp. 574,500 1,462,312
Novatek Microelectronics Corp. 27,218 385,732
PharmaEssentia Corp.
(a)
6,167 86,689
President Chain Store Corp. 70,820 626,849
Taiwan Business Bank 2,340,310 1,033,818
Taiwan Mobile Co. Ltd. 333,563 1,106,490
Taiwan Semiconductor Manufacturing Co.
Ltd. 1,115,435 19,526,295
Unimicron Technology Corp. 59,727 289,342
Uni-President Enterprises Corp. 443,909 1,048,265
United Microelectronics Corp.
(a)
563,979 979,867
Walsin Lihwa Corp. 125,617 201,128
Wan Hai Lines Ltd. 17,044 38,345
Wiwynn Corp. 5,138 189,843
Yang Ming Marine Transport Corp. 105,179 222,120
Total 47,426,168
Thailand - 4.2%
Bangkok Expressway & Metro PCL NVDR 772,857 200,023
Banpu PCL NVDR 52,400 16,550
BTS Group Holdings PCL NVDR 4,149,187 861,507
Bumrungrad Hospital PCL NVDR 36,029 238,121
Central Retail Corp PCL NVDR 173,238 226,712
Charoen Pokphand Foods PCL NVDR 255,771 158,571
CP ALL PCL NVDR 503,398 912,726
Delta Electronics Thailand PCL NVDR 27,000 901,711
Energy Absolute PCL NVDR 65,435 145,432
Global Power Synergy PCL NVDR 13,300 26,448
Gulf Energy Development PCL NVDR 270,800 417,742
Home Product Center PCL NVDR 1,908,913 803,870
Kasikornbank PCL NVDR 38,084 147,569
Krung Thai Bank PCL NVDR 336,236 162,243
Minor International PCL NVDR
(a)
178,691 168,527
SCB X PCL 228,289 684,300
Siam Cement PCL (The) 52,001 479,027
Thai Oil PCL NVDR 76,308 117,157
Thai Union Group PCL NVDR 1,251,129 515,892
Tisco Financial Group PCL NVDR 1,200 3,527
True Corp. PCL NVDR 518,284 127,316
Total 7,314,971
Turkey - 0.9%
Eregli Demir ve Celik Fabrikalari TAS
(a)
117,000 215,775
Turk Hava Yollari AO
(a)
66,585 411,062
Turkiye Petrol Rafinerileri AS 33,906 936,367
Total 1,563,204
Total Common Stocks
(Cost: $166,730,129) 166,565,189
Preferred Stocks - 3.4%
Issuer Shares Value ($)
Brazil - 3.0%
Azul SA Preference Shares
(a)
2,842 6,743
Banco Bradesco SA Preference Shares 388,198 1,008,346
Gerdau SA Preference Shares 64,743 322,933
Itau Unibanco Holding SA Preference Shares 338,587 1,652,116
Itausa SA Preference Shares 624,384 1,012,265
Preferred Stocks (continued)
Issuer Shares Value ($)
Petroleo Brasileiro SA Preference Shares 270,476 1,250,957
Total 5,253,360
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 6,967 562,217
Total Preferred Stocks
(Cost: $6,158,452) 5,815,577
Rights - 0.0%
Issuer Shares Value ($)
Brazil - 0.0%
Localiza Rent a Car SA, expiring 5/17/23
(a)
125 324
Taiwan - 0.0%
Asia Vital Components Co. Ltd., expiring
4/12/23
(a)
2,736 4,133
Total Rights
(Cost: $0) 4,457
Money Market Funds - 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 4.563%
(g)
399,769 399,769
Total Money Market Funds
(Cost: $399,769) 399,769
Total Investments in Securities
(Cost: $173,288,350) 172,784,992
Other Assets & Liabilities, Net 1,114,764
Net Assets 173,899,756

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Thematic Beta ETFs | Annual Report 2023
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
MMC Norilsk Nickel PJSC ADR
06/19/2020-02/16/2022
19,108
569,160
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $4,337,472, which represents 2.49% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2023 21
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 898,421 – – 898,421
Brazil 10,173,282 – – 10,173,282
Chile 537,612 – – 537,612
China 276,353 – – 276,353
Colombia 340,109 – – 340,109
Czech Republic 430,648 – – 430,648
Hungary 639,264 – – 639,264
India 29,399,167 – – 29,399,167
Indonesia 5,759,525 – – 5,759,525
Kuwait 1,873,638 – – 1,873,638
Malaysia 4,868,704 – – 4,868,704
Mexico 8,085,369 – – 8,085,369
Philippines 2,646,553 – – 2,646,553
Poland 1,554,405 – – 1,554,405
Russia – – 0
(a)
0
(a)
South Africa 10,330,449 – – 10,330,449
South Korea 32,447,347 – – 32,447,347
Taiwan 47,426,168 – – 47,426,168
Thailand 7,314,971 – – 7,314,971
Turkey 1,563,204 – – 1,563,204
Total Common Stocks 166,565,189 – 0
(a)
166,565,189
Preferred Stocks
Brazil 5,253,360 – – 5,253,360
Chile 562,217 – – 562,217
Total Preferred Stocks 5,815,577 – – 5,815,577
Rights
Brazil 324 – – 324
Taiwan – 4,133 – 4,133
Total Rights 324 4,133 – 4,457

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
22 Thematic Beta ETFs | Annual Report 2023
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Rights (continued)
Money Market Funds 399,769 – – 399,769
Total Investments in Securities 172,780,859 4,133 0
(a)
172,784,992
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
March 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2023 23
Common Stocks - 99.8%
Issuer Shares Value ($)
Brazil - 4.0%
Raia Drogasil SA 299,721 1,445,329
Telefonica Brasil SA 127,448 971,774
Vibra Energia SA 337,568 959,392
Total 3,376,495
China - 45.7%
Alibaba Group Holding Ltd. ADR
(a)
42,902 4,383,726
ANTA Sports Products Ltd. 75,119 1,090,907
Baidu, Inc. ADR
(a)
19,221 2,900,833
Bilibili, Inc. ADR
(a)
17,482 410,827
BYD Co. Ltd. Class H 64,284 1,881,854
China Mengniu Dairy Co. Ltd.
(a)
223,644 917,374
China Resources Beer Holdings Co. Ltd. 105,534 846,966
China Tower Corp. Ltd. Class H
(b)
2,925,140 354,000
Geely Automobile Holdings Ltd. 389,412 501,030
Great Wall Motor Co. Ltd. Class H 236,113 291,459
Guangzhou Automobile Group Co. Ltd. Class
H 199,265 125,652
Haier Smart Home Co. Ltd. Class H 174,137 547,925
Hengan International Group Co. Ltd. 46,747 216,169
JD.com, Inc. ADR 79,403 3,484,998
Kuaishou Technology
(a),(b)
150,003 1,155,126
Li Ning Co. Ltd. 177,138 1,396,804
Meituan Class B
(a),(b)
255,035 4,662,134
NetEase, Inc. ADR 26,467 2,340,741
Nongfu Spring Co. Ltd. Class H
(b)
119,528 687,481
PDD Holdings, Inc. ADR
(a)
38,178 2,897,710
Tencent Holdings Ltd. 83,747 4,115,898
Tencent Music Entertainment Group ADR
(a)
46,128 381,940
Tingyi Cayman Islands Holding Corp. 130,281 217,081
Tsingtao Brewery Co. Ltd. Class H 35,058 382,738
Vipshop Holdings Ltd. ADR
(a)
23,604 358,309
Want Want China Holdings Ltd. 349,227 224,663
Yum China Holdings, Inc. 29,705 1,883,000
Zhongsheng Group Holdings Ltd. 48,183 237,541
Total 38,894,886
Greece - 0.6%
Hellenic Telecommunications Organization
SA 33,201 486,600
India - 18.3%
Avenue Supermarts Ltd.
(a),(b)
30,350 1,256,008
Hero MotoCorp Ltd. 25,879 739,173
Hindustan Unilever Ltd. 123,173 3,837,386
ITC Ltd. 566,504 2,643,559
Mahindra & Mahindra Ltd. GDR 193,547 2,709,658
Maruti Suzuki India Ltd. 26,229 2,646,486
Nestle India Ltd. 7,139 1,711,683
Total 15,543,953
Indonesia - 3.1%
PT Astra International Tbk 2,517,904 1,007,531
PT Telkom Indonesia Persero Tbk 5,893,361 1,595,721
Total 2,603,252
Kuwait - 0.9%
Mobile Telecommunications Co. KSCP 415,763 731,667
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV
Series UBD 123,842 1,178,337
Grupo Televisa SAB Series CPO 181,319 191,502
Wal-Mart de Mexico SAB de CV 314,213 1,253,476
Total 2,623,315
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC GDR
(a),(c),(d),(e)
2 0
Magnit PJSC
(a),(c),(d),(e)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Yandex NV Class A
(a),(c),(d),(e)
66,463 0
Total 0
Saudi Arabia - 4.8%
Almarai Co. JSC 40,202 604,042
Etihad Etisalat Co. 50,805 558,304
Saudi Telecom Co. 276,363 2,948,648
Total 4,110,994
South Africa - 2.7%
Shoprite Holdings Ltd. 102,955 1,289,716
Vodacom Group Ltd. 148,576 1,021,965
Total 2,311,681
Taiwan - 11.9%
Chunghwa Telecom Co. Ltd. 782,753 3,072,140
Far EasTone Telecommunications Co. Ltd. 335,081 827,591
Hotai Motor Co. Ltd. 78,153 1,647,893
President Chain Store Corp. 120,332 1,065,095
Taiwan Mobile Co. Ltd. 364,824 1,210,189
Uni-President Enterprises Corp. 993,020 2,344,959
Total 10,167,867
Thailand - 3.1%
Advanced Info Service PCL 151,003 936,179
Advanced Info Service PCL 1,000 6,200
CP ALL PCL 18,700 33,906
CP ALL PCL 621,492 1,126,846
Thai Beverage PCL 1,200,228 568,721
Total 2,671,852
United Arab Emirates - 1.6%
Emirates Telecommunications Group Co.
PJSC 229,823 1,380,502
Total Common Stocks
(Cost: $91,534,461) 84,903,064
Total Investments in Securities
(Cost: $91,534,461) 84,903,064
Other Assets & Liabilities, Net 176,338
Net Assets 85,079,402

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
24 Thematic Beta ETFs | Annual Report 2023
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Magnit PJSC GDR
9/1/2022
2
—
—
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
Yandex NV Class A
03/15/2019-12/17/2021
66,463
2,808,034
—
6,599,389
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $8,114,749, which represents 9.54% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2023 25
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 3,376,495 – – 3,376,495
China 38,894,886 – – 38,894,886
Greece 486,600 – – 486,600
India 15,543,953 – – 15,543,953
Indonesia 2,603,252 – – 2,603,252
Kuwait 731,667 – – 731,667
Mexico 2,623,315 – – 2,623,315
Russia – – 0
(a)
0
(a)
Saudi Arabia 4,110,994 – – 4,110,994
South Africa 2,311,681 – – 2,311,681
Taiwan 10,167,867 – – 10,167,867
Thailand 2,671,852 – – 2,671,852
United Arab Emirates 1,380,502 – – 1,380,502
Total Common Stocks 84,903,064 – 0
(a)
84,903,064
Total Investments in Securities 84,903,064 – 0
(a)
84,903,064
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
March 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
26 Thematic Beta ETFs | Annual Report 2023
Notes to Consolidated Portfolio of Investments
Common Stocks - 102 .4%
Issuer Shares Value ($)
Consumer Discretionary - 54.5%
Bajaj Auto Ltd. 71,801 3,394,018
Bharat Forge Ltd. 147,983 1,387,321
Bosch Ltd. 5,199 1,225,372
Eicher Motors Ltd. 82,656 2,965,840
FSN E-Commerce Ventures Ltd.
(a)
644,153 973,882
Hero MotoCorp Ltd. 81,362 2,323,914
Indian Hotels Co. Ltd. 517,949 2,044,191
Mahindra & Mahindra Ltd. 239,966 3,383,307
Maruti Suzuki India Ltd. 34,223 3,453,074
Page Industries Ltd. 3,172 1,462,954
Samvardhana Motherson International Ltd. 1,206,875 985,384
Tata Motors Ltd.
(a)
675,385 3,458,182
Titan Co. Ltd. 123,918 3,792,065
Trent Ltd. 121,671 2,035,610
Tube Investments of India Ltd. 64,415 1,996,036
TVS Motor Co. Ltd. 137,270 1,799,255
Zomato Ltd.
(a)
3,205,327 1,989,130
Total 38,669,535
Common Stocks (continued)
Issuer Shares Value ($)
Consumer Staples - 47.9%
Adani Wilmar Ltd.
(a)
98,555 486,704
Avenue Supermarts Ltd.
(a),(b)
86,786 3,591,562
Britannia Industries Ltd. 68,283 3,591,146
Dabur India Ltd. 359,640 2,384,545
Godrej Consumer Products Ltd.
(a)
223,702 2,635,319
Hindustan Unilever Ltd. 119,397 3,719,746
ITC Ltd. 758,676 3,540,319
Marico Ltd. 329,136 1,921,570
Nestle India Ltd. 15,924 3,818,020
Procter & Gamble Hygiene & Health Care
Ltd. 5,928 962,218
Tata Consumer Products Ltd. 380,951 3,285,823
United Spirits Ltd.
(a)
175,389 1,614,051
Varun Beverages Ltd. 146,076 2,465,335
Total 34,016,358
Total Investments in Securities
(Cost: $57,090,183) 72,685,893
Other Assets & Liabilities, Net (1,678,817)
Net Assets 71,007,076
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $3,591,562, which represents 5.06% of total net assets.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2023 27
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 38,669,535 – – 38,669,535
Consumer Staples 34,016,358 – – 34,016,358
Total Common Stocks 72,685,893 – – 72,685,893
Total Investments in Securities 72,685,893 – – 72,685,893
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Thematic Beta ETFs | Annual Report 2023
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $173,288,350, $91,534,461 and $57,090,183, respectively) $172,784,992 $84,903,064 $72,685,893
Cash 321,782 – –
Foreign currency (cost $5,735, $107,131 and $432,637, respectively) 5,571 106,725 433,300
Receivable for:
Investments sold – 192,353 –
Dividends 941,900 73,239 354
Foreign tax reclaims 14,047 – –
Reimbursement due from Investment Manager – 813 –
Total assets 174,068,292 85,276,194 73,119,547
Liabilities
Due to custodian – 45,880 185,466
Payable for:
Investment management fees 22,623 34,811 53,478
Foreign capital gains taxes deferred – 116,101 1,873,512
Accrued expenses and other liabilities 145,913 – 15
Total liabilities 168,536 196,792 2,112,471
Net assets applicable to outstanding capital stock $173,899,756 $85,079,402 $71,007,076
Represented by:
Paid-in capital $181,046,211 $316,290,305 $55,258,935
Total distributable earnings (loss) (7,146,455) (231,210,903) 15,748,141
Total — representing net assets applicable to outstanding capital stock $173,899,756 $85,079,402 $71,007,076
Shares outstanding 6,450,000 4,150,000 1,600,000
Net asset value per share $26.96 $20.50 $44.38

STATEMENT OF OPERATIONS
Year Ended March 31, 2023
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2023 29
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $4,663,383 $2,372,750 $971,860
Foreign taxes withheld (619,712) (253,446) (211,030)
Total income 4,043,671 2,119,304 760,830
Expenses:
Investment management fees 187,924 472,770 577,359
Mauritius taxes paid – – 9,213
Overdraft expense 3,188 1,596 6,682
Total expenses 191,112 474,366 593,254
Fees waived by the Investment Manager and its affiliates – (2,033) (15,895)
Total net expenses 191,112 472,333 577,359
Net Investment income 3,852,559 1,646,971 183,471
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (6,028,726) (3,993,476) 5,056,443
In-kind transactions 651,883 826,394 –
Foreign currency translations (279,156) (90,547) (53,042)
Net realized gain (loss) (5,655,999) (3,257,629) 5,003,401
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (3,517,587) (2,008,184) (6,938,281)
Foreign capital gains tax 65,729 (148,205) 202,931
Foreign currency translations (637) (10,735) (2,850)
Net change in unrealized depreciation (3,452,495) (2,167,124) (6,738,200)
Net realized and unrealized loss (9,108,494) (5,424,753) (1,734,799)
Net Decrease in net assets resulting from operations $(5,255,935) $(3,777,782) $(1,551,328)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
30 Thematic Beta ETFs | Annual Report 2023
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Year Ended
March 31,
2023
Year Ended
March 31,
2022
Year Ended
March 31,
2023
Year Ended
March 31,
2022
Operations
Net investment income $3,852,559 $1,277,747 $1,646,971 $1,939,970
Net realized loss (5,655,999) (278,614) (3,257,629) (1,506,371)
Net change in unrealized depreciation (3,452,495) (4,318,432) (2,167,124) (36,469,352)
Net decrease in net assets resulting from operations (5,255,935) (3,319,299) (3,777,782) (36,035,753)
Distributions to shareholders
Net investment income and net realized gains (3,303,786) (1,046,095) (1,518,938) (1,431,289)
Shareholder transactions
Proceeds from shares sold 92,721,707 69,559,516 10,348,737 1,972,850
Cost of shares redeemed (5,525,974) – (37,269,368) (30,207,693)
Net increase (decrease) in net assets resulting from shareholder transactions 87,195,733 69,559,516 (26,920,631) (28,234,843)
Increase (decrease) in net assets 78,636,012 65,194,122 (32,217,351) (65,701,885)
Net Assets:
Net assets at beginning of year 95,263,744 30,069,622 117,296,753 182,998,638
Net assets at end of year $173,899,756 $95,263,744 $85,079,402 $117,296,753
Capital stock activity
Shares outstanding, beginning of
year
3,100,000 950,000 5,500,000 6,600,000
Subscriptions 3,550,000 2,150,000 500,000 100,000
Redemptions (200,000) – (1,850,000) (1,200,000)
Shares outstanding, end of
year
6,450,000 3,100,000 4,150,000 5,500,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2023 31
Columbia India Consumer ETF
(Consolidated)
Year Ended
March 31,
2023
Year Ended
March 31,
2022
Operations
Net investment income $183,471 $663,309
Net realized gain 5,003,401 12,171,682
Net change in unrealized depreciation (6,738,200) (7,987,201)
Net increase (decrease) in net assets resulting from operations (1,551,328) 4,847,790
Distributions to shareholders
Net investment income and net realized gains (7,435,118) (6,069,618)
Shareholder transactions
Proceeds from shares sold 2,284,755 16,519,845
Cost of shares redeemed – (29,121,438)
Net increase (decrease) in net assets resulting from shareholder transactions 2,284,755 (12,601,593)
Decrease in net assets (6,701,691) (13,823,421)
Net Assets:
Net assets at beginning of year 77,708,767 91,532,188
Net assets at end of year $71,007,076 $77,708,767
Capital stock activity
Shares outstanding, beginning of
year
1,550,000 1,800,000
Subscriptions 50,000 300,000
Redemptions – (550,000)
Shares outstanding, end of
year
1,600,000 1,550,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
32 Thematic Beta ETFs | Annual Report 2023
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended March 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of
year
$30.73 $31.65 $19.09 $25.40 $28.03
Income (loss) from investment operations:
Net investment income 0.86 0.80 0.68 0.69 0.65
Net realized and unrealized gain (loss) (4.01) (1.10) 12.37 (6.41) (2.51)
Total from investment operations (3.15) (0.30) 13.05 (5.72) (1.86)
Less distributions to shareholders:
Net investment income (0.62) (0.58) (0.49) (0.59) (0.62)
Net realized gains – (0.04) – – (0.15)
Total distribution to shareholders (0.62) (0.62) (0.49) (0.59) (0.77)
Net asset value, end of
year
$26.96 $30.73 $31.65 $19.09 $25.40
Total Return at NAV (10.15)% (0.96)% 68.56% (23.25)% (6.38)%
Total Return at Market (9.43)% (1.94)% 69.09% (23.43)% (7.37)%
Ratios to average net assets:
Total gross expenses
(a)
0.16%
(b)
0.16%
(c)
0.16% 0.19%
(d)
0.47%
(e)
Total net expenses
(a)(f)
0.16%
(b)
0.16%
(c)
0.16% 0.19%
(d)
0.35%
(e)
Net Investment income 3.28% 2.53% 2.61% 2.70% 2.54%
Supplemental data
Net assets, end of
year
(in thousands) $173,900 $95,264 $30,070 $14,321 $11,431
Portfolio turnover 19% 13% 19% 14% 24%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Emerging Markets Consumer ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2023 33
Year Ended March 31,
2023 2022 2021 2020 2019
(a)(b)
Per share data
Net asset value, beginning of
year
$21.33 $27.73 $19.65 $22.67 $26.34
Income (loss) from investment operations:
Net investment income 0.35 0.33 0.29 0.27 0.25
Net realized and unrealized gain (loss) (0.77) (6.47) 7.97 (2.90) (3.72)
Total from investment operations (0.42) (6.14) 8.26 (2.63) (3.47)
Less distributions to shareholders:
Net investment income (0.41) (0.26) (0.18) (0.39) (0.20)
Net asset value, end of
year
$20.50 $21.33 $27.73 $19.65 $22.67
Total Return at NAV (1.93)% (22.22)% 42.02% (11.87)% (13.08)%
Total Return at Market (0.95)% (23.46)% 43.27% (11.95)% (13.90)%
Ratios to average net assets:
Total gross expenses
(c)
0.49%
(d)
0.53%
(e)
0.59%
(f)
0.60%
(g)
0.61%
(h)
Total net expenses
(c)(i)
0.49%
(d)
0.53%
(e)
0.59%
(f)
0.60%
(g)
0.61%
(h)
Net Investment income 1.71% 1.28% 1.14% 1.20% 1.07%
Supplemental data
Net assets, end of
year
(in thousands) $85,079 $117,297 $182,999 $174,921 $290,119
Portfolio turnover 25% 31% 40% 37% 61%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2023.
(e) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(g) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(h) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(i) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF (Consolidated)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
34 Thematic Beta ETFs | Annual Report 2023
Year Ended March 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of
year
$50.13 $50.85 $30.80 $42.08 $45.81
Income (loss) from investment operations:
Net investment income 0.12 0.38 0.09 0.29 0.12
Net realized and unrealized gain (loss) (1.07) 2.27 20.12 (11.45) (3.80)
Total from investment operations (0.95) 2.65 20.21 (11.16) (3.68)
Less distributions to shareholders:
Net investment income (0.11) (0.08) (0.16) (0.12) (0.05)
Net realized gains (4.69) (3.29) – – –
Total distribution to shareholders (4.80) (3.37) (0.16) (0.12) (0.05)
Net asset value, end of
year
$44.38 $50.13 $50.85 $30.80 $42.08
Total Return at NAV (2.38)% 5.22% 65.67% (26.60)% (8.03)%
Total Return at Market (1.14)% 3.17% 69.58% (28.00)% (8.44)%
Ratios to average net assets:
Total gross expenses
(a)
0.77%
(b)
0.77%
(c)
0.80%
(d)
0.81%
(e)
0.77%
(f)
Total net expenses
(a)(g)
0.75%
(b)
0.75%
(c)
0.75%
(d)
0.81%
(e)
0.77%
(f)
Net Investment income 0.24% 0.70% 0.22% 0.70% 0.26%
Supplemental data
Net assets, end of
year
(in thousands) $71,007 $77,709 $91,532 $67,764 $130,436
Portfolio turnover 22% 31% 16% 11% 15%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.02% for the year ended March 31, 2023 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2023.
(c) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(d) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(e) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(f) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2023
Thematic Beta ETFs | Annual Report 2023 35
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia
Emerging Markets Consumer ETF may operate as a non-diversified Fund while the Dow Jones Emerging Markets
Consumer Titans
TM
Index is non-diversified.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia
India Consumer ETF (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies (ASC
946)
. The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 19.5% 13,846,159 210,291 3,820,394 (4,719,104)

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
36 Thematic Beta ETFs | Annual Report 2023
and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
Thematic Beta ETFs | Annual Report 2023 37
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
38 Thematic Beta ETFs | Annual Report 2023
and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Effective investment management
fee rate (%)
Fund
Columbia EM Core ex-China ETF 0.16
Columbia Emerging Markets Consumer ETF 0.49
Columbia India Consumer ETF 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
Thematic Beta ETFs | Annual Report 2023 39
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Emerging Markets Consumer ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2023, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions and passive foreign investment company (PFIC) holdings, late year loss deferral, foreign capital gains tax, disallowed capital gains (losses) on a redemption in-kind, and capital loss carryforwards. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
Through
July 31, 2023
Columbia Emerging Markets Consumer ETF 0.49%
Columbia India Consumer ETF 0.75%
Fund
Undistributed net
investment income ($)
Accumulated net
realized gain (loss) ($)
Paid-in capital increase
(decrease) ($)
Columbia EM Core ex-China ETF (291,607) (355,484) 647,091
Columbia Emerging Markets Consumer ETF (201,238) (12,345) 213,583
Columbia India Consumer ETF (769,075) 769,075 -
Year Ended March 31, 2023 Year Ended March 31, 2022
Fund
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Columbia EM Core ex-China ETF 3,303,786 - 3,303,786 980,956 65,139 1,046,095
Columbia Emerging Markets Consumer ETF 1,518,938 - 1,518,938 1,431,289 - 1,431,289
Columbia India Consumer ETF 211,907 7,223,211 7,435,118 155,754 5,913,864 6,069,618

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
40 Thematic Beta ETFs | Annual Report 2023
At March 31, 2023, the components of distributable earnings on a tax basis were as follows:
At March 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
The following capital loss carryforward, determined at March 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At March 31, 2023, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2023.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2023, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Fund
Undistributed ordinary
income/(loss) ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 1,106,033 - (4,539,920) (3,717,893)
Columbia Emerging Markets Consumer ETF 627,415 - (222,280,563) (9,444,289)
Columbia India Consumer ETF - 5,401,921 - 12,903,599
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 176,502,885 15,473,641 (19,191,534) (3,717,893)
Columbia Emerging Markets Consumer ETF 94,347,353 8,391,359 (17,835,648) (9,444,289)
Columbia India Consumer ETF 59,782,294 17,037,988 (4,134,389) 12,903,599
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia EM Core ex-China ETF 3,222,020 1,317,900 4,539,920 -
Columbia Emerging Markets
Consumer ETF 5,070,768 217,209,795 222,280,563 -
Columbia India Consumer ETF - - - -
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia EM Core ex-China ETF - -
Columbia Emerging Markets Consumer ETF - -
Columbia India Consumer ETF 684,530 -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 80,587,623 22,606,687
Columbia Emerging Markets Consumer ETF 24,193,712 34,336,449
Columbia India Consumer ETF 17,469,905 22,893,151

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
Thematic Beta ETFs | Annual Report 2023 41
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2023, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended March 31, 2023, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
During the year ended March 31, 2023, Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and
Columbia India Consumer ETF had no borrowings.
Note 8. Significant risks
Communication services sector risk
Columbia Emerging Markets Consumer ETF is more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Fund Contributions ($)
Columbia EM Core ex-China ETF 30,290,718
Columbia Emerging Markets Consumer ETF 4,796,218
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF 1,108,048 1,759,931 651,883
Columbia Emerging Markets Consumer ETF 20,423,853 21,250,247 826,394
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
42 Thematic Beta ETFs | Annual Report 2023
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Financial sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors.
Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice
and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Funds may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
Thematic Beta ETFs | Annual Report 2023 43
Asia Pacific Region.
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia
Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia Emerging Markets Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The
People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
India
. Columbia India Consumer ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund invests predominantly in Indian securities, its net asset value will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
44 Thematic Beta ETFs | Annual Report 2023
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia Emerging Markets
Consumer ETF may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
Thematic Beta ETFs | Annual Report 2023 45
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. For Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF, the decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Sector risk
At times, the Funds may have a significant portion of their assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Funds more vulnerable to unfavorable developments in that group of industries or economic sector than funds that invest more broadly. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Variable interest entity risk
Many Chinese companies to which Columbia Emerging Markets Consumer ETF seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in
Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the
Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the
United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2023
46 Thematic Beta ETFs | Annual Report 2023
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

Thematic Beta ETFs | Annual Report 2023 47
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust II and Shareholders of Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF (three of the funds constituting Columbia ETF Trust II, hereafter collectively referred to as the "Funds") as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March
31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 23, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
48 Thematic Beta ETFs | Annual Report 2023
The Funds hereby designate the following tax attributes for the ﬁscal year ended March 31, 2023 . Shareholders will be notiﬁed in early 2024 of the amounts for use in preparing 2023 income tax returns.
Qualiﬁed dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the ﬁscal year that represents qualiﬁed dividend income subject to reduced tax rates.
Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
The Funds designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Funds
Qualified
dividend
income
Foreign
taxes
paid
Foreign
taxes
paid per
share
Foreign
source
income
Foreign
source
income
per share
Columbia EM Core ex-China ETF 56.99% $631,806 $0.10 $4,653,151 $0.72
Columbia Emerging Markets
Consumer ETF 73.17% $364,137 $0.09 $2,364,520 $0.57
Columbia India Consumer ETF 100.00% $927,063 $0.58 $964,939 $0.60
Funds
Columbia India Consumer ETF $5,672,042

TRUSTEES AND OFFICERS
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 49
The Board oversees the Funds’ operations and appoints ofﬁcers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the date of this SAI, including their principal occupations during the past ﬁve years, although speciﬁc titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and
Other Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since 2017 Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
177 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January -July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
177 Former Trustee, Blue
Cross and Blue Shield of
Minnesota, 2009-2021
(Chair of the Business
Development Committee,
2014-2017; Chair of the
Governance Committee,
2017-2019); former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
50 Thematic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and
Other Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since 2023;
Trustee since
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
177 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee), since
2017; Director, Evercore
Inc. (Audit Committee,
Nominating and
Governance Committee)
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee)
(financial services),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
175 Director, EQT Corporation
(natural gas producer),
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company),
2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm), since
December 2022; Member, FINRA National
Adjudicatory Council since January 2020;
Adjunct Professor of Finance, Bentley
University, since January 2018; Consultant
to Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
175 Former Director, The
Autism Project, March
2015- December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios (former
mutual fund complex),
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to
Independent Trustees of CFVIT and CFST
I from June 2019 to June 2020 with
respect to CFVIT and to December 2020
with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
175 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), former Director,
Boston Public Library
Foundation, 2008-2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 51
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and
Other Relevant Board
Experience
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor of Economics and Management,
Bentley University, since 2002; Dean,
McCallum Graduate School of Business,
Bentley University, 1992-2002
177 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
177 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since 1996 Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
177 Director, SpartanNash
Company (Chair of the
Board) (food distributor),
since May 2021; Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
175 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
52 Thematic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and
Other Relevant Board
Experience
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
175 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community),
2007-2015; and former
Director, CIT Bank, CIT
Group Inc. (commercial
and consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since 2004 Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
177 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016- January
2022; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
175 Independent Director,
(Investment Committee),
Health Services for
Children with Special
Needs, Inc., 2010- 2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director ( Investment
Committee), Sarona Asset
Management, since 2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 53
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and
Other Relevant Board
Experience
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
177 Former Director, NAPE
(National Alliance for
Partnership in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, since
2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
54 Thematic Beta ETFs | Annual Report 2023
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as a directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial
The Statement of Additional Information has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the date of this SAI, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal Executive
Officer, the Funds' other officers are:
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and
Length of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and
Other Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June 2021.
Vice President – Head of North America
Product, Columbia Management Investment
Advisers, LLC since April 2015; President
and Principal Executive Officer of the
Columbia Funds since June 2021; officer
of Columbia Funds and affiliated funds,
2020-2021
177 Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022; Director,
Columbia Threadneedle
Canada, Inc., since
December 2022
Fund officers
Name,
Address, and
Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex or a
Predecessor Thereof Principal Occupation(s) During the Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and Principal Financial
Officer (2009) and
Senior Vice President
(2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 -
May 2019); senior officer of Columbia Funds and affiliated funds, since 2002.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic Beta ETFs | Annual Report 2023 55
Fund officers (continued)
Name,
Address, and
Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex or a
Predecessor Thereof Principal Occupation(s) During the Past Five Years
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial
Officer (2020), CFST,
CFST I, CFST II, CFVIT
and CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc., since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 – September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 – August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; President, Columbia Management
Investment Services Corp. since October 2014; President, Ameriprise Trust
Company, since January 2017.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
56 Thematic Beta ETFs | Annual Report 2023
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ADDITIONAL INFORMATION
Thematic Beta ETFs | Annual Report 2023 57
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
ANN279_03_N01_(05/23)
CET001781
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)

During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager and Douglas A. Hacker, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, Ms. Yeager and Mr. Hacker are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the three series of the registrant whose reports to stockholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2023 and March 31, 2022 are approximately as follows:

2023	2022
$47,400	$46,500

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2023 and March 31, 2022 are approximately as follows:

2023	2022
$0	$0

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended March 31, 2023 and March 31, 2022, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2023 and March 31, 2022 are approximately as follows:

2023	2022
$0	$10,400

Tax Fees, if any, include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended March 31, 2023 and March 31, 2022, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2023 and March 31, 2022 are approximately as follows:

2023	2022
$0	$10,400

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended March 31, 2023 and March 31, 2022, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2023 and March 31, 2022 are approximately as follows:

2023	2022
$0	$0

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board’s independent Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager and Douglas A. Hacker are all members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	May 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	May 23, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	May 23, 2023

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	May 23, 2023